Forward International Small Companies Fund

Summary Prospectus  |  May 1, 2010

TICKER SYMBOLS

Class A: FFIAX | Class C: None | Class M: FNSMX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2010, along with the Fund’s most recent annual report dated December 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C	CLASS M

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses(1)	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.79%	2.24%	1.29%

(1)	Other Expenses for Class C and Class M shares are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C, and Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C	CLASS M

1 Year	$746	$327	$131
3 Years	$1,106	$700	$409
5 Years	$1,488	$1,199	$707
10 Years	$2,557	$2,571	$1,555

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C	CLASS M

1 Year	$746	$227	$131
3 Years	$1,106	$700	$409
5 Years	$1,488	$1,199	$707
10 Years	$2,557	$2,571	$1,555

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country.

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies that are capitalized at less than $4 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio

1

Forward International Small Companies Fund

construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix of the Fund’s prospectus. Returns for the Class C and Class M shares are not presented because the Class C and Class M shares were not offered during the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – June 30, 2009	23.31%
Worst Quarter – September 30, 2008	–23.97%

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Forward International Small Companies Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward International Small Companies Fund – Class A (Inception: 5/2/05)
Return Before Taxes	21.40%	2.97%
Return After Taxes on Distributions(1)	21.36%	0.71%
Return After Taxes on Distributions and Sale of Fund Shares(1)	14.18%	1.26%
MSCI EAFE Small Cap Index	47.32%	3.71%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Aylin Suntay, Team Head and Senior Investment Manager, Justin Hill, Senior Investment Manager, Michael McLaughlin, Senior Investment Manager, Oliver Knobloch, Senior Investment Manager, and Bill Barker, Senior Investment Manager. Ms. Suntay has managed the Fund since September 2006. Mr. Hill has managed the Fund since October 2001. Mr. McLaughlin has managed the Fund since February 1996. Mr. Knobloch has managed the Fund since September 2006. Mr. Barker has managed the Fund since November 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Funds are distributed by ALPS Distributors, Inc.

SP030  050310

Printed on recycled paper using soy-based inks.

Forward International Small Companies Fund

Summary Prospectus  |  May 1, 2010

TICKER SYMBOLS

Investor: PISRX | Institutional: PTSCX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2010, along with the Fund’s most recent annual report dated December 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.24%	0.24%
Total Annual Fund Operating Expenses	1.64%	1.29%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$167	$131
3 Years	$517	$409
5 Years	$891	$707
10 Years	$1,941	$1,555

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country.

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies that are capitalized at less than $4 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between

1

Forward International Small Companies Fund

currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—

INSTITUTIONAL CLASS

Best Quarter – March 31, 2000	38.93%
Worst Quarter – September 30, 2008	–23.85%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward International Small Companies Fund – Institutional Class (Inception: 2/7/96)
Return Before Taxes	29.37%	3.53%	5.09%	8.39%
Return After Taxes on Distributions(1)	29.19%	2.53%	4.32%	6.52%
Return After Taxes on Distributions and Sale of Fund Shares(1)	19.48%	2.84%	4.20%	6.36%
MSCI EAFE Small Cap Index	47.32%	3.88%	6.87%	4.31%
Forward International Small Companies Fund – Investor Class (Inception: 3/5/02)
Return Before Taxes	28.89%	3.21%	N/A	10.03%
MSCI EAFE Small Cap Index	47.32%	3.88%	N/A	11.82%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.

2

Forward International Small Companies Fund

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Aylin Suntay, Team Head and Senior Investment Manager, Justin Hill, Senior Investment Manager, Michael McLaughlin, Senior Investment Manager, Oliver Knobloch, Senior Investment Manager, and Bill Barker, Senior Investment Manager. Ms. Suntay has managed the Fund since September 2006. Mr. Hill has managed the Fund since October 2001. Mr. McLaughlin has managed the Fund since February 1996. Mr. Knobloch has managed the Fund since September 2006. Mr. Barker has managed the Fund since November 2007.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Funds are distributed by ALPS Distributors, Inc.

SP031  050310

Printed on recycled paper using soy-based inks.